Derivatives (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 72	$ 135
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	106	49
Year-on-year currency effects, including hedging impact	(103)	154
Year-on-year derivative and other transaction gains and (losses) impact	49
Derivatives designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	62	110
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	86	41
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	39	82
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	85	34
Derivatives designated as hedging instruments | Commodity price swap contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Derivatives designated as hedging instruments | Commodity price swap contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	7
Derivatives designated as hedging instruments | Interest rate swap contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	23	28
Derivatives designated as hedging instruments | Interest rate swap contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Derivatives not designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	10	25
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	20	8
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	10	25
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 20	$ 8